SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s Redomicile Merger was accounted for as a legal reorganization with no change in ultimate ownership interest immediately before and after the transaction.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s significant accounting estimates relate to recoverability of property, plant and equipment, right of use assets, and intangible assets, valuation allowance for deferred tax assets, share-based arrangements, fair value of investments, and net realizable value of inventories. Management bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances. Actual results may differ from those estimates, and such differences may be material to the consolidated financial statements.

Consolidation

Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, in which CASI, directly or indirectly, has a controlling financial interest.

These subsidiaries include CASI China, CASI Wuxi, CASI Biopharmaceuticals, CASI Pharmaceuticals (Hainan) Co., Ltd. (“CASI Hainan”), ZhongBio (Beijing) Tech Co. Ltd. (“ZhongBio”) and CASI Pharmaceuticals Co., Ltd., a subsidiary incorporated in Hong Kong in 2023. ZhongBio was dissolved in January 2023, and CASI Hainan was dissolved in May 2023.

All inter-company balances and transactions have been eliminated in consolidation.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements of the Company are reported in US dollars. The financial position and results of operations of the Company’s subsidiaries in the PRC are measured using the Renminbi (RMB), which is the local and functional currency of these entities. Assets and liabilities of the Company’s PRC subsidiaries are translated into US$ using the exchange rates in effect at the consolidated balance sheet date. The revenues and expenses of these entities are translated into US$ at the weighted average exchange rates for the period. The resulting translation gains (losses) are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Net gains or losses resulting from foreign currency denominated transactions are recorded in foreign exchange gain (losses) in the consolidated statements of operations and comprehensive loss.

Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, management has determined that the Company has one operating segment: pharmaceutical products, which is the development of innovative therapeutics addressing cancer and other unmet medical needs for the global market. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. The revenue, costs and expenses, and the net income for the reportable segment are the same as those presented on the consolidated statements of operations and comprehensive loss.

Revenue Recognition

Revenue Recognition

Product sales and sublicensing revenue recognized in the consolidated statements of operations and comprehensive loss are considered revenue from contracts with customers and, accordingly, the Company recognizes revenue using the following steps:

●Identification of the contract, or contracts, with a customer;
●Identification of the performance obligations in the contract;
●Determination of the transaction price, including the identification and estimation of variable consideration;
●Allocation of the transaction price to the performance obligations in the contract; and
●Recognition of revenue when the Company satisfies a performance obligation.

The Company recognizes revenue on sales of EVOMELA® and FOLOTYN® when the control of the product is transferred to the distributor, which occurs upon delivery of the product to the carrier appointed by the distributor, in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for the product, excluding amounts collected on behalf of third parties (e.g. value-added taxes). Payment terms for these sales are due within 90 days. The arrangement does not include any material variable consideration. The Company recognizes accounts receivable when it recognizes revenues as its right to consideration is unconditional and only the passage of time is required before payment of that consideration is due.

The costs of assurance type warranties that provide the customer the right to exchange purchased product that does not meet appropriate quality standards are recognized when they are probable and are reasonably estimable. There was no product exchange during the years ended December 31, 2024, 2023 and 2022. For the years ended December 31, 2024, 2023 and 2022, the Company did not incur, and therefore did not defer, any material costs to obtain or fulfill contracts. The Company did not have any contract assets or contract liabilities as of December 31, 2024 and 2023.

The Company recognizes revenue from non-refundable upfront payments and milestone payments on sublicense arrangements when the license that represents a functional intellectual property is transferred to the customer and the customer is able to use and benefit from the license. When certain upfront payments or milestone payments is considered as constrained variable considerations as they are contingent upon achievement of certain milestones that are not within the control of the Company, they are excluded from the transaction price before the constraints are resolved.

Concentrations Risks

Concentrations Risks

Cash Concentration Risk

The Company maintains its U.S., Hong Kong dollar and RMB cash in bank deposit accounts. Most of the deposits placed with financial institutions are not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unable to claim its deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions The Company believes it is not exposed to significant credit risk on cash and cash equivalents.

Vendor Concentration Risk

The Company has a sole supplier, Acrotech, for its EVOMELA® and FOLOTYN® products. The Company’s ability to select other providers of EVOMELA® and FOLOTYN® is limited by FDA regulations.

Geographic Concentration Risk

The Company revenue is solely generated in mainland China.

Accounts Receivable and Credit Concentration

CRPCGIT is the sole customer of the Company's EVOMELA® product sales in China. All EVOMELA® sales for the years ended December 31, 2024, 2023 and 2022 were generated from sales to CRPCGIT in China.

CNMC is the sole customer of the Company's FOLOTYN® product sales in China. All FOLOTYN® sales for the year ended December 31, 2024 were generated from sales to CNMC in China.

The Company extends credit to CRPCGIT and CNMC on an unsecured basis and does not believe there is a significant credit risk. Historically, the Company has collected all the accounts receivable balance that was on due in their full amount.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

●	Level 1—Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
●	Level 2—Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

Level 3—Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

See Note 3 and Note 18 for additional fair value disclosures.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with original maturities of less than 90 days that are readily convertible to known amounts of cash. As of December 31, 2024, the Company had $4.1 million cash and cash equivalents held in financial institutions in the mainland China, $0.2 million held in financial institutions in Hong Kong, and $9.2 million held in financial institutions in the US, in the aggregate $13.5 million.

Short Term Investments

Short Term Investments

The Company’s short term investments represent investments in financial instruments with a variable interest rate and term deposits with original maturities of more than 90 days that are readily convertible to known amounts of cash. The Company elected the fair value method at the date of initial recognition, and carried these short term investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of operations and comprehensive loss. As of December 31, 2023, the Company held its short term investments solely in financial institutions in mainland China. In 2024, the Company redeemed these short term investments upon maturity. The aggregate cost and fair value are as follows:

	December 31
(In thousands)	2024	2023
Aggregate cost basis	$—	$11,698
Gross unrealized gain	—	313
Aggregate fair value	$—	$12,011

Allowance for Credit Losses

Allowance for Credit Losses

The Company estimates the allowance for credit losses based on the historical loss rates from historical observation period, and adjusted to reflect the effects of current and future economic conditions over reasonable and supportable forecast period.

Inventories

Inventories

Inventories consist of EVOMELA® and FOLOTYN® finished goods and are stated at the lower of cost or net realizable value. Cost is determined using a first-in, first-out method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

Research and Development Expenses

Research and Development Expenses

Research and development (R&D) expenses consist primarily of compensation and other expenses related to research and development personnel, research collaborations, costs associated with internal and contract pre-clinical testing and clinical trials of our product candidates, including the costs of drug substance and drug product, regulatory maintenance costs, facilities expenses, and amortization expense of acquired ANDAs. Research and development costs are expensed as incurred.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment, if any.

Construction in progress (“CIP”) includes costs incurred in the construction of property, plant and equipment, including down payments and progress payments, are initially capitalized as construction-in-progress and transferred into their respective asset categories when the assets are substantially completed and are ready for their intended use, at which time depreciation commences. CIP overhead is expensed as incurred. Office equipment and furniture are depreciated over their estimated useful lives of 3 to 5 years. Machinery and equipment are depreciated over their estimated useful lives of 5 to 10 years. Leasehold improvements are amortized over the shorter of their useful lives or the lease term. Depreciation and amortization expense are determined on a straight-line basis. As of December 31, 2024, a significant portion of the Company’s property, plant and equipment are located in the mainland China.

Costs of Revenues

Costs of Revenues

Costs of revenues consist primarily of the cost of inventories and sales-based royalties related to the sale of EVOMELA® and FOLOTYN®, amortization of the intangible asset (License of FOLOTYN®), and write-down of inventories to net realizable value.

Investments

Investments

The Company’s investments mainly consist of investments in equity securities with readily determinable fair value, equity securities without readily determinable fair value, investments measured using fair value option, and an equity method investment.

Investment in equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings. Where the fair value of an investment in equity securities is not readily determinable, the Company recognizes such investment in long-term investments, and uses the measurement alternative of cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments without readily determinable fair value, at each reporting period, the Company makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Company considers include, but are not limited to, (i) the deterioration of earnings performance, credit rating, asset quality, or business prospects of the investee, (ii) a significant adverse change in the regulatory, economic, or technological environment of the investee, (iii) a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value and if the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in non-operating expenses equal to the difference between the carrying value and fair value.

Dividend income is recognized in other income when earned.

The Company elected to use fair value option to account for its investment in Cleave (see Note 3) as permitted under Accounting Standards Codification (“ASC”) 825, Financial Instruments (“ASC 825”), which then refers to ASC 820, Fair Value Measurement (“ASC 820”) to provide the fair value framework for valuing such investments. In accordance with ASC 820, the Company records such investment at fair value, with changes in fair value recorded in change in fair value of investments in the consolidated statements of operations and comprehensive loss.

For investments in common stock or in-substance common stock of entities over which the Company can exercise significant influence but does not own a majority equity interest or control, the equity method is applied, and the Company adjusts the carrying amount of an investment and recognizes investment income or loss for the Company’s share of the earnings or loss of the investee after the date of investment.

Leases

Leases

At contract inception, the Company determines whether an arrangement is or contains a lease and whether the lease should be classified as an operating or a financing lease. A contract is or contains a lease if the contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration. Control is determined based on the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. Right of use (“ROU”) assets for operating leases represent the right to use an underlying asset for the lease term, and operating lease liabilities represent the obligation to make lease payments.

ROU assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Company uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The incremental borrowing rate is primarily influenced by the risk-free interest rate of China and the US, the Company’s credit rating and lease term, and is updated for measurement of new lease liabilities.

For operating leases, the Company recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Company has elected not to recognize ROU assets or lease liabilities for leases with an initial term of 12 months or less; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. In addition, the Company has elected not to separate non-lease components (e.g., common area maintenance fees) from the lease components.

Land use rights acquired are recognized in right-of-use assets if they meet the definition of lease.

As of December 31, 2024, all of the Company’s ROU assets are located in the mainland China.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including property, plant and equipment, right of use (“ROU”) assets and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances (“triggering events”) indicate that the carrying amount of an asset or asset group may not be recoverable. The Company identifies triggering events and performs impairment testing at asset group level which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. As of December 31, 2024, the Company’s asset groups consist of manufacturing asset group and non-manufacturing asset group.

Triggering events include, but are not limited to, significant decrease of market price of the asset group, significant adverse change of an asset group’s use or physical condition, significant adverse changes in the industry conditions, significantly excessive accumulated cost compared with original expectation, expected continuing losses or negative cash flow associated with the use of the asset group, and expected significant early disposal of asset group.

If circumstances require an asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Acquired In-Process Research and Development Expense

Acquired In-Process Research and Development Expense

The Company has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug compound, as well as pre-commercial milestone payments, are immediately expensed as acquired in-process research and development in the period in which they are incurred, provided that the new drug compound did not also include processes or activities that would constitute a “business” as defined under U.S. GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use.

The Company also pays contingent development milestone payments in accordance with agreements (see Note 1). The Company recognizes development milestone payments as acquired in-process research and development expenses when the milestones are reached.

Share-Based Compensation

Share-Based Compensation

The Company records compensation expense for share options with service condition, performance condition and market condition in accordance with provisions of authoritative guidance. The estimated fair value of awards with service condition solely that have a graded vesting schedule is measured on the grant date and is generally recognized on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant date fair value of such award that is vested at that date. The estimated fair value of awards with performance condition is measured on the grant date and is recognized when it is determined that it is probable that the performance condition will be achieved at tranche-by-tranche basis. If the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed as occurred. The estimated fair value of awards with market condition is measured on the grant date and is generally recognized on a straight-line basis over the requisite service period derived from the valuation model. The derived service period is based on the duration of the most frequent path (median of the distribution) of the path-dependent option pricing model on which the market condition is satisfied. The market condition is considered in the estimate of the grant-date fair value of the award the compensation expense is not reversed if a market condition is not achieved, provided the employee requisite service period has been rendered.

When there is a modification of an award, the accounting for the modification depends on the likelihood, at the date of the modification that the original award would have vested under its original terms. If, at the date of the modification, it is probable that the original award would have vested under its original terms, the cumulative compensation cost to be recognized equals the grant-date fair value of the original award plus the incremental value of the award given in the modification. When a market condition in an award is modified, the probability of satisfying the original market condition does not affect the recognition of compensation cost because the market condition was incorporated into the grant-date fair value measurement. In calculating the incremental compensation cost of a modification, the fair value of the modified award is compared to the fair value of the original award measured immediately before its terms or conditions are modified. The Company recognizes share-based compensation over the vesting periods of the modified awards, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award over the original term. If, at the date of the modification, it is not probable that the original award would have vested under its original terms, the fair value of the modified awards on the modification date will be used for recognizing compensation cost when it becomes probable.

Grant date and modification date fair value for awards with service condition and performance condition was determined using an option pricing model which is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables, such as expected volatility, expected term of options, risk-free rate, and expected dividend yield. Fair value for awards with market condition was determined using Monte Carlo simulation approach, with the assumption of volatility, to generate individual stock price paths.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with required conditions and the grants will be received. Government grants related to assets are presented as accrued and other current liabilities that is recognized on a systematic basis over the useful life of the asset.

Income Taxes

Income Taxes

Income tax expense is recognized using the asset and liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and operating loss and tax credit carryforwards as measured by the enacted tax rates that will be in effect when these differences reverse. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely-than-not” to be sustained upon examination, based on the technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company recognizes interest and penalties related to uncertain tax positions, if any, in income tax expense.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share was computed by dividing net loss attributable to CASI Pharmaceuticals, Inc. by the weighted average number of ordinary shares outstanding for the period, which includes pre-funded warrants to purchase ordinary shares which are exercisable for nominal cash consideration.

Diluted net loss per share was computed by dividing net loss attributable to CASI Pharmaceuticals, Inc. as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential dilutive securities are not included in the calculation of diluted net loss per ordinary share if the impact is anti-dilutive.

New Accounting Pronouncements

New Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which aims to (1) clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The amendments in this Update clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in this Update also require the following disclosures for equity securities subject to contractual sale restrictions: (1) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (2) the nature and remaining duration of the restriction(s) and (3) the circumstances that could cause a lapse in the restriction(s). The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2023. The Company adopted ASU 2022-03 for the year beginning January 1, 2024 and there was no impact to the consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses. The amendments introduce a new requirement to disclose significant segment expenses regularly provided to the chief operating decision maker (CODM), extends certain annual disclosures to interim periods, clarifies single reportable segment entities must apply ASC 280 in its entirety, permits more than one measure of segment profit or loss to be reported under certain conditions, and requires disclosure of the title and position of the CODM. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 for the year beginning January 1, 2024 and there was no material impact to the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in ASU 2023-09 address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the amendments in this ASU are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this ASU should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements of adopting this guidance.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This update clarifies that ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact on its financial statements of adopting this guidance.

There are no other recently issued accounting pronouncements that are expected to have a material effect on the Company’s financial position, results of operations or cash flows.